ACCOUNTS RECEIVABLE - Disclosure of accounts receivable (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other current receivables [abstract]
Trade and settlement receivables	$ 5,859	$ 4,676
Goods and services tax receivable	1,099	1,358
Other receivables	2,646	655
Total trade and other current receivables	$ 9,604	$ 6,689